Annual Total Returns	12 Months Ended
Dec. 31, 2024
Madison Short-Term Strategic Income ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.69%
Madison Aggregate Bond ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	1.49%
Madison Covered Call ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	5.48%
Madison Dividend Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.80%